Stockholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				3 Months Ended			9 Months Ended		12 Months Ended							1 Months Ended						12 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Apr. 08, 2013	Mar. 30, 2012	Sep. 30, 2013	Mar. 30, 2012	Sep. 29, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 2.25x Performance Restricted Shares [Member]	Sep. 30, 2013 2.75x Performance Restricted Shares [Member]	Apr. 24, 2013 Senior Notes [Member]	Sep. 30, 2013 Senior Notes [Member] Prior to December 1, 2014 [Member]	Dec. 31, 2012 Senior Notes [Member] Prior to December 1, 2014 [Member]	Apr. 24, 2013 Initial Public Offering [Member]	Apr. 24, 2013 Initial Public Offering [Member] Senior Notes [Member]	Apr. 24, 2013 Initial Public Offering [Member] Term Loan B [Member]	Apr. 24, 2013 Initial Public Offering Over-Allotment [Member]	Apr. 24, 2013 Equity Offering [Member] Senior Notes [Member]	Apr. 24, 2013 Equity Offering [Member] Senior Notes [Member] Prior to December 1, 2014 [Member]	Dec. 31, 2011 Partnership [Member]	Dec. 31, 2011 The Partnerships [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Senior Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued for cash																	10,000,000						233,920
Consideration amount for shares issued																							$ 2,736
Warrants exercised																								101,000
Warrants exercised																									808,000	808,000
Dividend declared to stockholders				500,000		500,000	110,100	36,144		500,000	110,100
Common stock, shares issued	89,626,525				89,626,525			89,626,525		82,737,008	82,418,808
Common stock, shares outstanding	89,626,525				89,626,525			89,626,525		82,737,008	82,418,808
Unvested shares of common stock	3,677,309				3,677,309			3,677,309
Stock split description			On April 7, 2013, the Company's Board of Directors authorized an eight-for-one split of the Company's common stock which was effective on April 8, 2013. The Company's historical share and per share information has been retroactively adjusted to give effects to this stock split.
Stock split conversion ratio			8
Common stock, par value	$ 0.01				$ 0.01			$ 0.01		$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000				1,000,000,000			1,000,000,000		1,000,000,000	1,000,000,000
Preferred stock, shares authorized	100,000,000				100,000,000			100,000,000		100,000,000
Preferred stock, par value	$ 0.01				$ 0.01			$ 0.01		$ 0.01
Shares offered and sold by the selling shareholders																	19,900,000			3,900,000
Shares of common stock issued through initial public offering, per share																	$ 27.00
Net proceeds received from offering								245,441									245,441
Net proceeds received used to redeem 11% Senior Notes																		140,000
Senior Notes redemption aggregate price percentage														111.00%	100.00%	100.00%						111.00%
Senior Notes redemption terms																		A provision in the indenture governing the Senior Notes that permits the Company to redeem up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of certain equity offerings.
Senior Notes redemption percentage														35.00%							35.00%
Payment made to affiliate for termination of Advisory Agreement																	46,300
Net proceeds from offering																			37,000
Cash dividend declared	$ 0.20	$ 0.20			$ 0.20			$ 0.40	$ 6.07
Dividend payable date	Oct. 01, 2013	Jul. 01, 2013
Dividend record date	Sep. 20, 2013	Jun. 20, 2013
Cash dividends payable	18,219
Dividends payable	$ 18,223				$ 18,223			$ 18,223	$ 40,000	$ 203	$ 3,180	$ 589	$ 589